Property and Equipment, Net	6 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	September 30,	As of March 31，
	2025	2026	2026
	RMB	RMB	US$
Computer and office equipment	99,255	99,255	14,389
Less: accumulated depreciation	(99,255)	(99,255)	(14,389)
Total	-	-	-

Depreciation expenses recognized for the six months ended March 31, 2025 and 2026 were RMB3,481 and RMB nil, respectively.